Trade Accounts and Notes Receivable, and Other Accounts Receivable	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Trade Accounts and Notes Receivable, and Other Accounts Receivable
5.
Trade Accounts and Notes Receivable, and Other Accounts Receivable
(a)
Details of trade accounts and notes receivable and other accounts receivable as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2024
Trade accounts and notes receivable	₩	3,218,093	3,624,477
Other accounts receivable
Non-trade receivables, net	₩	112,739	227,477
Accrued income, net		14,246	22,552
Subtotal		126,985	250,029
Total		3,345,078	3,874,506

(b)
The aging of trade accounts and notes receivable, and other accounts receivable as of December 31, 2023 and 2024 are as follows:

(In millions of won)
	December 31, 2023
	Original amount			Allowance for doubtful account
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Not past due	₩	3,212,514	123,919	(932)	(191)
1-15 days past due		3,077	1,357	(1)	—
16-30 days past due		3,435	156	—	(2)
31-60 days past due		—	168	—	(2)
More than 60 days past due		—	1,592	—	(12)
Total	₩	3,219,026	127,192	(933)	(207)

(In millions of won)
	December 31, 2024
	Original amount			Allowance for doubtful account
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Not past due	₩	3,609,870	207,928	(1,369)	(464)
1-15 days past due		15,951	37,722	(14)	(2)
16-30 days past due		4	1,915	—	(1)
31-60 days past due		35	350	—	(3)
More than 60 days past due		—	2,592	—	(8)
Total	₩	3,625,860	250,507	(1,383)	(478)

The movement in the allowance for doubtful account in respect of trade accounts and notes receivable and other accounts receivable for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)	Trade accounts and notes receivable
	2022		2023	2024
Beginning balance	₩	1,204	875	933
(Reversal of) bad debt expense		(329)	58	450
Ending balance	₩	875	933	1,383

5.
Trade Accounts and Notes Receivable, and Other Accounts Receivable Continued

(In millions of won)	Other accounts receivable
	2022		2023	2024
Beginning balance	₩	2,005	1,778	207
(Reversal of) bad debt expense		(227)	(239)	271
Write-off		—	(1,332)	—
Ending balance	₩	1,778	207	478